STOCK-BASED COMPENSATION - Stock option activity (Details) - ¥ / shares			12 Months Ended
	Apr. 14, 2021	Jan. 02, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Tranche 9 [Member]
Grant date			Jan. 02, 2014
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 10 [Member]
Grant date			Jan. 02, 2015
Options outstanding			0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0	0
Options outstanding			0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 11 [Member]
Grant date			Jan. 04, 2016
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 12 [Member]
Grant date			Apr. 19, 2016
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 13 [Member]
Grant date			May 16, 2016
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 14 [Member]
Grant date			Aug. 03, 2016
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 15 [Member]
Grant date			Jan. 03, 2017
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 16 [Member]
Grant date			Oct. 02, 2017
Options outstanding			0	0
Number of options granted		36,000	0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 17 [Member]
Grant date			Dec. 22, 2017
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 18 [Member]
Grant date			Jan. 02, 2018
Options outstanding			0	0
Number of options granted	160,000		0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 19 [Member]
Grant date			Mar. 01, 2018
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 20 [Member]
Grant date			Jan. 02, 2019
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 21 [Member]
Grant date			Jan. 02, 2020
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0
Tranche 22 [Member]
Options outstanding			0	0
Number of options granted			0	0
Options exercised			0	0
Options cancelled/expired			0	0
Options outstanding			0	0	0
Options vested and exercisable			0	0
Weighted average fair value at the grant date (USD)			¥ 0